Revenues - Schedule of disaggregated revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Product sales	€ 163,253	€ 144,624	€ 114,797
Other revenues from contracts with customers	5,622	8,075	245,709
Other non-IFRS 15 revenue	704	1,014	797
REVENUES	€ 169,579	€ 153,713	€ 361,303